Related Party Transactions - Disclosure of compensation for directors, officers and key management personnel (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Related Party Transactions Abstract
Salaries and Benefits	$ 562,160	$ 580,774	$ 575,255
Consulting fees	541,623	396,250	396,456
Non-cash Options Vested	874,321	2,100,717	3,242,528
Total	$ 1,978,104	$ 3,077,741	$ 4,214,239